Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Stock-Based Compensation
16 Stock-Based Compensation
U.S. Cellular has established the following stock‑based compensation plans: Long-Term Incentive Plans and a Non-Employee Director compensation plan.
Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2018, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.
Under the Non-Employee Director compensation plan, U.S. Cellular may grant Common Shares to members of the Board of Directors who are not employees of U.S. Cellular or TDS.
At December 31, 2018, U.S. Cellular had reserved 13,286,000 Common Shares for equity awards granted and to be granted under the Long-Term Incentive Plans and 137,000 Common Shares for issuance under the Non-Employee Director compensation plan.
U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.
Long-Term Incentive Plans – Stock Options
Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2018, expire between 2019 and 2026. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
U.S. Cellular did not grant stock option awards in 2018 or 2017. U.S. Cellular estimated the fair value of stock options granted during 2016 using the Black-Scholes valuation model and the assumptions shown in the table below.

2016
Expected life	4.7 years
Expected annual volatility rate	30.5%
Dividend yield	—%
Risk-free interest rate	1.2%
Estimated annual forfeiture rate	9.4%

Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of U.S. Cellular’s common stock over a period commensurate with the expected life. The dividend yield assumption is zero because U.S. Cellular has never paid a dividend, except a special cash dividend in June 2013, and has expressed its intention to retain all future earnings in the business. The risk-free interest rate assumption is determined using the U.S. Treasury Yield Curve Rate with a term length that approximates the expected life of the stock options.
The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.
A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2018 is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2017	3,495,000	$41.10
(2,475,000 exercisable)		$40.79
Exercised	(2,318,000)	$39.45
Forfeited	(19,000)	$43.12
Expired	(352,000)	$47.29
Outstanding at December 31, 2018	806,000	$43.10	$7	6.0
(420,000 exercisable)		$42.39	$4	5.7

The weighted average grant date fair value per share of the U.S. Cellular stock options granted in 2016 was $12.77. The aggregate intrinsic value of U.S. Cellular stock options exercised in 2018, 2017 and 2016 was $19 million, $1 million and $4 million, respectively. The aggregate intrinsic value at December 31, 2018, presented in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular’s closing stock price and the exercise price multiplied by the number of in-the-money options) that would have been received by option holders had all options been exercised on December 31, 2018.
Long-Term Incentive Plans – Restricted Stock Units
Restricted stock unit awards granted to key employees generally vest after three years. The restricted stock unit awards currently outstanding were granted in 2016, 2017 and 2018 and will vest in 2019, 2020 and 2021, respectively.
U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
A summary of U.S. Cellular nonvested restricted stock units at December 31, 2018, and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2017	1,483,000	$39.67
Granted	559,000	$38.19
Vested	(395,000)	$37.30
Forfeited	(78,000)	$39.78
Nonvested at December 31, 2018	1,569,000	$39.74

The total fair value of restricted stock units that vested during 2018, 2017 and 2016 was $16 million, $11 million and $15 million, respectively. The weighted average grant date fair value per share of the restricted stock units granted in 2018, 2017 and 2016 was $38.19, $38.04 and $43.32, respectively.
Long-Term Incentive Plans – Performance Share Awards (Performance Shares)
Beginning in 2017, U.S. Cellular granted performance shares, specifically performance stock units, to key employees. The performance shares vest after three years. Each recipient may be entitled to shares of U.S. Cellular common stock equal to 50% to 200% of a communicated target award depending on the achievement of predetermined performance-based operating targets over the performance period, which is a one year period beginning on January 1 in the year of grant to December 31 in the year of grant. The remaining time through the end of the vesting period is considered the “time-based period”. Performance-based operating targets include Simple Free Cash Flow, Consolidated Total Operating Revenues and Postpaid Handset Voluntary Defections. Subject to vesting during the time-based period, the performance share award agreement provides that in no event shall the award be less than 50% of the target opportunity as of the grant date. The performance shares awards currently outstanding that were granted in 2017 and 2018 and will vest in 2020 and 2021, respectively.
U.S. Cellular estimates the fair value of performance shares using U.S. Cellular’s closing stock price on the date of grant. An estimate of the number of performance shares expected to vest based upon achieving the performance-based operating targets is made and the aggregate fair value is expensed on a straight-line basis over the requisite service period. Each reporting period, during the performance period, the estimate of the number of performance shares expected to vest is reviewed and stock compensation expense is adjusted as appropriate to reflect the revised estimate of the aggregate fair value of the performance shares expected to vest.
A summary of U.S. Cellular’s nonvested performance shares and changes during 2018 is presented in the table below:

Common Performance Shares	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2017	342,000	$36.92
Granted	357,000	$38.81
Change in units based on approved performance factors	111,000	$36.92
Forfeited	(42,000)	$37.37
Nonvested at December 31, 2018	768,000	$37.78

No performance shares vested during 2018 or 2017. The weighted average grant date fair value per share of the performance shares granted in 2018 and 2017 was $38.81 and $36.92, respectively.
Long-Term Incentive Plans – Deferred Compensation Stock Units
Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units and vest over three years.
The total fair value of deferred compensation stock units that vested during 2018, 2017 and 2016 was less than $1 million in each respective year. The weighted average grant date fair value per share of the deferred compensation stock units granted in 2018, 2017 and 2016 was $40.72, $36.02 and $41.31, respectively. As of December 31, 2018, there were 33,000 vested but unissued deferred compensation stock units valued at $2 million.
Compensation of Non-Employee Directors
U.S. Cellular issued 18,000, 15,000 and 13,000 Common Shares in 2018, 2017 and 2016, respectively, under its Non-Employee Director compensation plan.
Stock‑Based Compensation Expense
The following table summarizes stock‑based compensation expense recognized during 2018, 2017 and 2016:

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Stock option awards	$2	$6	$11
Restricted stock unit awards	21	19	14
Performance share awards	13	4	—
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation expense, before income taxes	37	30	26
Income tax benefit	(9)	(11)	(10)
Total stock-based compensation expense, net of income taxes	$28	$19	$16

The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2018	2017	2016
(Dollars in millions)
Selling, general and administrative expense	$33	$27	$23
System operations expense	4	3	3
Total stock-based compensation expense	$37	$30	$26

At December 31, 2018, unrecognized compensation cost for all U.S. Cellular stock‑based compensation awards was $33 million and is expected to be recognized over a weighted average period of 1.6 years.
U.S. Cellular’s tax benefits realized from the exercise of stock options and the vesting of other awards totaled $9 million in 2018.